Off-Balance Sheet Commitments - Schedule of Sub Lease to be Received (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total sublease to be received	€ 519
United States [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total sublease to be received	519
Less than one year [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total sublease to be received	166
Less than one year [member] | United States [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total sublease to be received	166
One to five years [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total sublease to be received	353
One to five years [member] | United States [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total sublease to be received	€ 353